Earnings/(Loss) Per Share - Disclosure of Dividends Declared (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Oct. 16, 2017	Mar. 20, 2017	Sep. 19, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Earnings per share [abstract]
Dividend declared	$ 11.4	$ 17.5	$ 14.9	$ 11.0	$ 33.0	$ 0.0
Dividend per share (in dollars per share)	$ 0.03	$ 0.04	$ 0.04	$ 0.03	$ 0.08	$ 0.00